Deferred Revenue (Tables)	12 Months Ended
Feb. 29, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	As of February 29/28
Figures in Rand thousands	2024	2023

Beginning balance	395,867	326,404
Amounts deferred in current financial year	474,706	353,719
Amounts released to revenue in the current financial year	(382,081)	(304,541)
Translation adjustments	(41,342)	20,285
Ending balance	447,150	395,867

Non-current liabilities	121,302	112,185
Current liabilities	325,848	283,682
	447,150	395,867

Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations	The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.
	As of February 29/28
Figures in Rand thousands	2024	2023

Maturities analysis
– within one year	325,848	283,682
– within two to four years	115,801	107,558
– over four years	5,501	4,627
Present value of amounts received in advance	447,150	395,867